Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE 12 – DISCONTINUED OPERATIONS

On October 28, 2022, we entered into an Agreement of Conveyance, Transfer and Assignment of Subsidiary with our prior officer and director, Mr. Melvin Pereira, pursuant to which we agreed to sell Mr. Pereira 100% of our interest in Meso Numismatics Corp., a Florida corporation.  In exchange, Mr. Pereira has agreed to assume all of the liabilities of Meso Numismatics, provide whatever financial and other materials needed by us to prepare and complete our financial statements for reporting purposes, and to not disparage our company. The Company reclassified the results of operations of the coins, paper currency, bullion and medals business resulting in a gain on discontinued operations of $84 for the six months ended June 30, 2022.

As a result of this transaction, we are no longer engaged in the sale of coins, paper currency, bullion and medals and we have moved into what we believe is a more lucrative opportunity for our company,  the operations of Global Stem Cell Group.

The following table presents the loss from discontinued operations for the nine months ended September 30, 2022:

Revenue	$24,991
Cost of revenue	23,024
Gross profit	1,967

Operating expenses
Advertising and marketing	117
Depreciation and amortization expense	600
General and administrative	1,599
Total operating expenses	2,316
Gain from discontinued operations	$(350)

NOTE 15 – DISCONTINUED OPERATIONS

On October 28, 2022, we entered into an Agreement of Conveyance, Transfer and Assignment of Subsidiary with our prior officer and director, Mr. Melvin Pereira, pursuant to which we agreed to sell Mr. Pereira 100% of our interest in Meso Numismatics Corp., a Florida corporation.  In exchange, Mr. Pereira has agreed to assume all of the liabilities of Meso Numismatics, provide whatever financial and other materials needed by us to prepare and complete our financial statements for reporting purposes, and to not disparage our company. The Company reclassified $68,313 of liabilities outstanding resulting in a gain on discontinued operations at December 31, 2022.

As a result of this transaction, we are no longer engaged in the sale of coins, paper currency, bullion and medals and we have moved into what we believe is a more lucrative opportunity for our company, the operations of Global Stem Cell Group.